Commitments and Contingencies, textuals (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 27, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Loss Contingencies [Line Items]
Insurance maximum amount		$ 1,000,000
Policy year closing period		3 years
Payments to acquire vessels		$ 50,161	$ 0	$ 0
P. Fos (ex Virgo Sun) Tanker Vessel [Member]
Loss Contingencies [Line Items]
Remaining balance to be paid		$ 15,000
P. Fos (ex Virgo Sun) Tanker Vessel [Member] | Subsequent Event [Member]
Loss Contingencies [Line Items]
Payments to acquire vessels	$ 15,000